Summary of assumptions to determine share-based compensation options granted (Details)	6 Months Ended
Jun. 30, 2024 $ / shares
Notes and other explanatory information [abstract]
Expected dividend yield	0.00%
Expected volatility	65.00%
Risk-free annual interest rate	3.21%
Expected life (years)	5 years
Weighted average share price	$ 25.85
Weighted average exercise price	25.85
Weighted average grant date fair value	$ 14.83